Net Loss Per Share - Summary of Pertinent Data Relating to Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Earnings per share [line items]
Net loss	$ (1,136)	$ (331)	$ (3,807)	$ (5,036)
Basic weighted average number of shares outstanding (in shares)	56,211,486	16,887,819	33,832,136	16,651,969
Net loss per share (basic)	$ (0.02)	$ (0.02)	$ (0.11)	$ (0.31)
Diluted weighted average number of shares outstanding (in shares)	56,211,486	16,887,819	33,832,136	16,651,969
Net loss per share (diluted)	$ (0.02)	$ (0.02)	$ (0.11)	$ (0.31)
Stock Options [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	326,410	660,021	326,410	660,021
Deferred Share Units [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	173,000	235,000	173,000	235,000
Warrants [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	47,232,366	4,887,810	47,232,366	6,765,314